Note 17 - Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Cash and cash euivalents [Text Block]
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Cash at bank and in hand	553	1,285	8,604

Disclosure of credit risk exposure [text block]
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
A+	(12)	171	5,423
A	-	-	-
A-	2	2	2
AA-	563	1,112	3,179
Total	553	1,285	8,604